Business and Basis of Presentation (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principles of Consolidation	The unaudited condensed consolidated financial statements include the accounts of the Parent and its wholly-owned subsidiaries, Transphorm Technology, Transphorm Japan, Inc., Transphorm Japan Epi, Inc. and Transphorm Aizu, Inc. Upon consolidation, all significant intercompany accounts and transactions have been eliminated.	The consolidated financial statements include the accounts of the Transphorm, Inc. and its wholly-owned subsidiaries, Transphorm Japan, Inc., Transphorm Japan Epi, Inc. and Transphorm Aizu, Inc. Upon consolidation, all significant intercompany accounts and transactions have been eliminated.
Use of Estimates	The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management bases its estimates and assumptions on historical experience, knowledge of current conditions, and its belief of what could occur in the future, given available information. Actual results could differ from those estimates, and such differences could be material to the condensed consolidated financial statements. Estimates are used for, but not limited to, the determinations of fair value of stock awards and promissory notes, accrual of liabilities, revenue recognition, inventory reserve, and useful lives for property and equipment.	The preparation of consolidated financial statements in conformity with Accounting Principles Generally Accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management bases its estimates and assumptions on historical experience, knowledge of current conditions, and its belief of what could occur in the future, given available information. Actual results could differ from those estimates, and such differences could be material to the consolidated financial statements. Estimates are used for, but not limited to, the determinations of fair value of stock awards and promissory notes, accrual of liabilities, revenue recognition, inventory reserve, and useful lives for property and equipment.
Reclassification of Prior Year Presentation	Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported condensed consolidated statements of operations.	Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported consolidated statements of operations. An adjustment has been made to the consolidated statements of cash flows for the year ended December 31, 2018, to reclass interest expense of $150 thousand to capitalized interest cost. This change in classification does not affect previously reported net cash used in operating activities in the consolidated statements of cash flows.
Cash and Cash Equivalents	The Company considers all highly-liquid investments with original maturities of 90 days or less at the date of purchase to be cash equivalents. Cash and cash equivalents consist principally of bank deposits and money market funds.	The Company considers all highly-liquid investments with original maturities of 90 days or less at the date of purchase to be cash equivalents. Cash and cash equivalents consist principally of bank deposits and money market funds.
Foreign Currency Risk	The Company is exposed to foreign currency risk due to its operations in Japan. Assets and liabilities of the operations are re-measured into U.S. currency at exchange rates in effect at the balance sheet dates through the condensed consolidated statements of comprehensive income. Gains or losses resulting from foreign currency transactions are re-measured using the rates on the dates on which those elements are recognized during the period and are included in other income or expense in the unaudited condensed consolidated statements of operations.	The Company is exposed to foreign currency risk due to its operations in Japan. Assets and liabilities of the operations are re-measured into U.S. currency at exchange rates in effect at the balance sheet dates through the consolidated statements of comprehensive income. Gains or losses resulting from foreign currency transactions are re-measured using the rates on the dates on which those elements are recognized during the period and are included in other income or expense in the consolidated statements of operations.
Concentrations of Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. The Company is exposed to credit risk in the event of default by the financial institution holding its cash. The Company’s investment policy restricts investments to high-quality investments and limits the amounts invested with any one issuer, industry or geographic area. Risks associated with cash holdings in excess of insured limits are mitigated by banking with high-quality institutions. To date, the Company has not experienced any significant losses on its cash and cash equivalents. The Company periodically evaluates the relative credit standing of these financial institutions.

The Company is subject to risks common in the power conversion components industry, including, but not limited to, technological obsolescence, dependence on key personnel, market acceptance of its products, the successful protection of its proprietary technologies, compliance with government regulations, and the possibility of not being able to obtain additional financing when needed.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. The Company is exposed to credit risk in the event of default by the financial institution holding its cash. The Company’s investment policy restricts investments to high-quality investments and limits the amounts invested with any one issuer, industry or geographic area. Risks associated with cash holdings in excess of insured limits are mitigated by banking with high-quality institutions. To date, the Company has not experienced any significant losses on its cash and cash equivalents. The Company periodically evaluates the relative credit standing of these financial institutions.

The Company is subject to risks common in the power conversion components industry, including, but not limited to, technological obsolescence, dependence on key personnel, market acceptance of its products, the successful protection of its proprietary technologies, compliance with government regulations, and the possibility of not being able to obtain additional financing when needed.

Comprehensive Loss	Comprehensive loss is comprised of net loss and other comprehensive income (loss). Other comprehensive income (loss) includes the impact of foreign currency translation adjustments.	Comprehensive loss is comprised of net loss and other comprehensive income (loss). Other comprehensive income (loss) includes the impact of foreign currency translation adjustments.
Accounts Receivable	Accounts receivable are analyzed and allowances for uncollectible accounts are recorded, as required. Provisions for uncollectible accounts, if any, are recorded as bad debt expense and included in general and administrative expenses in the accompanying unaudited condensed consolidated statements of operations. The process for determining the appropriate level of allowances for doubtful accounts involves judgment, and the Company considers such factors as the age of the underlying receivables, historical and projected collection trends, the composition of outstanding receivables, current economic conditions and regulatory changes. An account is fully reserved when reasonable collection efforts have been unsuccessful and it is probable that the receivable will not be recovered.	Accounts receivable are analyzed and allowances for uncollectible accounts are recorded, as required. Provisions for uncollectible accounts, if any, are recorded as bad debt expense and included in general and administrative expenses in the accompanying consolidated statements of operations. The process for determining the appropriate level of allowances for doubtful accounts involves judgment, and considers such factors as the age of the underlying receivables, historical and projected collection trends, the composition of outstanding receivables, current economic conditions and regulatory changes. An account is fully reserved when reasonable collection efforts have been unsuccessful and it is probable that the receivable will not be recovered.
Inventory	Inventory is stated at the lower of cost (first-in, first-out method) or net realizable value. The Company periodically reviews the value of items in inventory and records write-downs or write-offs based on its assessment of slow moving or obsolete inventory. The Company maintains an inventory reserve for obsolete inventory and generally makes inventory value adjustments against the inventory reserve.	Inventories are stated at the lower of cost (first-in, first-out method) or net realizable value. The Company periodically reviews the value of items in inventory and records write-downs or write-offs based on its assessment of slow moving or obsolete inventory. The Company maintains an inventory reserve for obsolete inventory and generally makes inventory value adjustments against the inventory reserve.
Property and Equipment
Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the respective assets, generally ranging from three to seven years. Leasehold improvements are amortized on a straight-line basis over the shorter of their estimated useful lives or the related lease term. Depreciation for equipment commences once it is placed in service, and depreciation for buildings and leasehold improvements commences once they are ready for their intended use. The Company expenses maintenance and repair costs that do not extend the life of the asset as they are incurred.

The Company evaluates the carrying amount of its property and equipment whenever events or changes in circumstances indicate that the assets may not be recoverable. An impairment loss would be recognized when
	estimated future cash flows expected to result from the use of an asset or asset group and its eventual disposition are less than the carrying amount of the asset or asset group. To date, there have been no such impairment losses.	Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the respective assets, generally ranging from three to seven years. Leasehold improvements are amortized on a straight-line basis over the shorter of their estimated useful lives or the related lease term. Depreciation for equipment commences once it is placed in service, and depreciation for buildings and leasehold improvements commences once they are ready for their intended use. The Company expenses maintenance and repair costs that do not extend the life of the asset as they are incurred.
Property and Equipment, Impairment		The Company evaluates the carrying amount of its property and equipment whenever events or changes in circumstances indicate that the assets may not be recoverable. An impairment loss would be recognized when estimated future cash flows expected to result from the use of an asset or asset group and its eventual disposition is less than the carrying amount of the asset or asset group.
Goodwill	Goodwill arose for the acquisition of a business in February 2014 based in Japan and was accounted for as the purchase of a business. Goodwill generated from business combinations and deemed to have indefinite lives are not subject to amortization and instead are tested for impairment at least annually in December unless certain events occur or circumstances change. Goodwill represents the excess of the purchase price over the fair value of the net assets and other identifiable intangible assets acquired. We test for goodwill impairment annually or earlier if events or changes in circumstances indicate goodwill might possibly be impaired. Impairment exists when the carrying value of the goodwill exceeds its implied fair value. An impairment loss would be recognized in an amount equal to that excess as a charge to operations in the unaudited condensed consolidated statements of operations.	Goodwill arose for the acquisition of a business in February 2014 based in Japan and was accounted for as the purchase of a business. Goodwill generated from business combinations and deemed to have indefinite lives are not subject to amortization and instead are tested for impairment at least annually in December unless certain events occur or circumstances change. Goodwill represents the excess of the purchase price over the fair value of the net assets and other identifiable intangible assets acquired. We test for goodwill impairment annually or earlier if events or changes in circumstances indicate goodwill might possibly be impaired. Impairment exists when the carrying value of the goodwill exceeds its implied fair value. An impairment loss would be recognized in an amount equal to that excess as a charge to operations in the consolidated statements of operations.
Intangible Assets
Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which generally range from three to ten years. Each reporting period, the Company evaluates the estimated remaining useful lives of intangible assets and whether events or changes in circumstances warrant a revision to the remaining periods of amortization.

	If it is determined that the carrying values might not be recoverable based upon the existence of one or more indicators of impairment, the Company performs a test for recoverability using various methodologies, such as the income approach or cost approach, to determine the fair value of intangible assets depending upon the nature of the assets. If assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds their respective fair values.	Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which generally range from three to ten years. Each reporting period, the Company evaluates the estimated remaining useful lives of intangible assets and whether events or changes in circumstances warrant a revision to the remaining periods of amortization.If it is determined that the carrying values might not be recoverable based upon the existence of one or more indicators of impairment, the Company performs a test for recoverability using various methodologies, such as the income approach or cost approach, to determine the fair value of intangible assets depending upon the nature of the assets. If assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds their respective fair values.
Revenue Recognition
Revenue Recognition Policy

The Company derives its revenues from sales of high-powered GaN-based products manufactured utilizing the Company’s proprietary and patented epiwafer technology and wafer fabrication and other assembly processes, and sales of GaN epiwafers for the RF and power markets, as well as sales of licenses to use such patented proprietary technology. Revenues are recognized when control of these products or licenses are transferred to the Company’s customers in an amount that reflects the consideration it expects to be entitled to in exchange for those products and licenses. Sales and other taxes the Company collects concurrent with revenue-producing activities are excluded from revenue. Incidental items that are immaterial in the context of the contract are recognized as expense. The Company does not have any significant financing components associated with its revenue contracts, as payment is received at or shortly after the point of sale.

Disaggregation of Revenue from Contracts with Customers

Revenue for the three months ended March 31, 2020 and 2019 consists of licensing revenue, government contract revenue from our contract with the U.S. Navy and product sales, with applicable performance obligations satisfied at a point in time. Products are sold to distributors and end-users in various sectors such as, but not limited to, the automotive, gaming, industrial, IT, and consumer products industries.

As part of the Collaboration Arrangement (Note 2 - Nexperia Arrangement) executed with Nexperia on April 4, 2018, the Company agreed to grant Nexperia the perpetual exclusive right to use the Company’s existing Gen 3 manufacturing process technology. License fees are received upon satisfaction of contractual milestones and recognized upon delivery of the perpetual license or transferred technology without any remaining performance obligations. For the three months ended March 31, 2020 and 2019, no licensing revenue was recognized.

Government contract revenues are principally generated under research and development contracts. Contract revenues are derived primarily from research contracts with agencies of the United States Government. We believe credit risk related to accounts receivable arising from such contracts is minimal. These contracts may include cost-plus fixed fee and fixed price terms. All payments to us for work performed on contracts with agencies of the U.S. Government are subject to adjustment upon audit by the Defense Contract Audit Agency.

Performance Obligations

For performance obligations related to the sale of products, control transfers to the customer at a point in time. The Company’s principal terms of sale are free on board shipping or destination and the Company transfers control and records revenue for product sales upon shipment or delivery to the customer, respectively. For performance obligations related to the licensing of patented technology in perpetuity, control also transfers to the customer at a point in time. The Company transfers control and records revenue for licensing fees once the Company has (i) provided or otherwise makes available the patented technology to the customer and (ii) the customer is able to use and benefit from the patented technology.

Variable Consideration

The nature of the Company’s arrangement with Nexperia gives rise to variable consideration in the form of milestone and royalty payments. The royalties qualify for the sales and usage-based royalty exception, as the license of intellectual property is the predominant item to which the royalty relates and are recognized upon the subsequent sale occurring. The variable amounts are received upon satisfaction of contractually agreed upon development targets and sales volume.

Revenue Recognition Policy

The Company derives its revenues from sales of high-powered GaN-based products manufactured utilizing their proprietary and patented epiwafer technology and wafer fabrication and other assembly processes, and sales of GaN epiwafers for the RF and power markets, as well as sales of licenses to use such patented proprietary technology. Revenues are recognized when control of these products or licenses are transferred to its customers in an amount that reflects the consideration the Company expects to be entitled to in exchange for those products and licenses. Sales and other taxes the Company collects concurrent with revenue-producing activities are excluded from revenue. Incidental items that are immaterial in the context of the contract are recognized as expense. The Company does not have any significant financing components associated with its revenue contracts, as payment is received at or shortly after the point of sale.

Disaggregation of Revenue from Contracts with Customers

Revenue for the years ended December 31, 2019 and 2018 consists of licensing revenue, government contract revenue from our contract with the U.S. Navy and product sales, with such performance obligation satisfied at a point in time. Products are sold to distributors and end-users in various sectors such as, but not limited to, the automotive, gaming, industrial, IT, and consumer products industries.

As part of the Collaboration Arrangement (Note 3 - Nexperia Arrangement) executed with Nexperia on April 4, 2018, the Company agreed to grant Nexperia the perpetual exclusive right to use the Company’s existing Gen 3 manufacturing process technology. License fees are received upon satisfaction of contractual milestones and recognized upon delivery of the perpetual license or transferred technology without any remaining performance obligations. For the year ended December 31, 2019, the Company received the remaining $6.0 million and recognized a total of $9.0 million, including $3.0 million received in 2018, as licensing revenue upon satisfaction of contractual milestones and delivery of the perpetual license and transferred technology without any remaining performance obligations. For the year ended December 31, 2018, the Company did not recognize any revenue related to the process transfer or technology development performance obligations. The $3.0 million contract liability related to cash received in 2018 from Nexperia is included in deferred revenue.

Government contract revenues are principally generated under research and development contracts. Contract revenues are derived primarily from research contracts with agencies of the United States Government. We believe credit risk related to accounts receivable arising from such contracts is minimal. These contracts may include cost-plus fixed fee and fixed price terms. All payments to us for work performed on contracts with agencies of the U.S. Government are subject to adjustment upon audit by the Defense Contract Audit Agency.

Performance Obligations

For performance obligations related to the sale of products, control transfers to the customer at a point in time. The Company’s principal terms of sale are free on board shipping or destination and the Company transfers control and records revenue for product sales upon shipment or delivery to the customer, respectively. For performance obligations related to the licensing for the use of patented technology in perpetuity, control also transfers to the customer at a point in time. The Company transfers control and records revenue for licensing fees once the Company has (i) provided or otherwise makes available the patented technology to the customer and (ii) the customer is able to use and benefit from the patented technology.

Variable Consideration

The nature of the Company’s arrangement with Nexperia gives rise to variable consideration in the form of milestone and royalty payments. The royalties qualify for the sales and usage-based royalty exception, as the license of intellectual property is the predominant item to which the royalty relates and are recognized upon the subsequent sale occurring. The variable amounts are received upon satisfaction of contractually agreed upon development targets and sales volume.

Research and Development	The Company is a party to research grant contracts with the U.S. federal government for which the Company is reimbursed for specified costs incurred for its research projects. These projects include energy saving initiatives for which the U.S. federal government offers reimbursement funds. Such reimbursements are recorded as an offset to research and development expenses when the related qualified research and development expenses are incurred. Reimbursable costs are recognized in the same period the costs are incurred up to the limit of approved funding amounts on qualified expenses.	The Company is a party to research grant contracts with the U.S. federal government for which the Company is reimbursed for specified costs incurred for its research projects. These projects include energy saving initiatives for which the U.S. federal government offers reimbursement funds. Such reimbursements are recorded as an offset to research and development expenses when the related qualified research and development expenses are incurred. Reimbursable costs are recognized in the same period the costs are incurred up to the limit of approved funding amounts on qualified expenses.
Stock-Based Compensation
All share-based payments, including grants of stock options, are measured based on the fair value of the share-based awards at the grant date and recognized over their respective vesting periods, which is generally four years. The estimated fair value of stock options at the grant date is determined using the Black-Scholes-Merton pricing model. The Company recognizes the fair value of share-based payments as compensation expense for all expected-to-vest stock-based awards over the vesting period of the award using the straight-line attribution method provided that the amount of compensation cost recognized at any date is no less than the portion of the grant-date fair value of the award that is vested at that date.

The Black-Scholes-Merton option pricing model requires inputs such as the fair value of common stock on date of grant, expected term, expected volatility, dividend yield, and risk-free interest rate. Further, the forfeiture rate also affects the amount of aggregate compensation expense. These inputs are subjective and generally require significant analysis and judgment to develop. Volatility data is obtained from a study of publicly traded industry peer companies. The forfeiture rate is derived primarily from the Company’s historical data, and the risk-free interest rate is based on the yield available on U.S. Treasury zero-coupon issues commensurate with the expected term. Management generally uses the simplified method to calculate the expected term for employee grants as the
Company has limited historical exercise data or alternative information to reasonably estimate an expected term assumption. The simplified method assumes that all options will be exercised midway between the weighted average vesting date and the contractual term of the option.

Stock-based compensation expense recognized in the Company’s condensed consolidated financial statements is based on awards that are expected to vest. These expense amounts have been reduced by using an estimated forfeiture rate. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company evaluates the assumptions used to estimate forfeitures annually in connection of recognition of stock-based compensation expense.

All share-based payments, including grants of stock options, are measured based on the fair value of the share-based awards at the grant date and recognized over their respective vesting periods, which is generally four years. The estimated fair value of stock options at the grant date is determined using the Black-Scholes-Merton pricing model. The Company recognizes the fair value of share-based payments as compensation expense for all expected-to-vest stock-based awards over the vesting period of the award using the straight-line attribution method provided that the amount of compensation cost recognized at any date is no less than the portion of the grant-date fair value of the award that is vested at that date.

The Black-Scholes-Merton option pricing model requires inputs such as the fair value of common stock on date of grant, expected term, expected volatility, dividend yield, and risk-free interest rate. Further, the forfeiture rate also affects the amount of aggregate compensation expense. These inputs are subjective and generally require significant analysis and judgment to develop. Volatility data is obtained from a study of publicly traded industry peer companies. The forfeiture rate is derived primarily from the Company’s historical data, and the risk-free interest rate is based on the yield available on U.S. Treasury zero-coupon issues commensurate with the expected term. Management generally uses the simplified method to calculate the expected term for employee grants as the Company has limited historical exercise data or alternative information to reasonably estimate an expected term assumption. The simplified method assumes that all options will be exercised midway between the weighted average vesting date and the contractual term of the option.

Stock-based compensation expense recognized in the Company’s consolidated financial statements is based on awards that are expected to vest. These expense amounts have been reduced by using an estimated forfeiture rate. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company evaluates the assumptions used to estimate forfeitures annually in connection of recognition of stock-based compensation expense.

Loss Per Share	Basic loss per share is calculated by dividing net loss applicable to common stockholders by the weighted average number of common shares outstanding during the period. Diluted loss per share is calculated by dividing the net loss attributable to common stockholders by the sum of the weighted average number of common shares outstanding plus potential dilutive common shares outstanding during the period. Potential dilutive securities, comprised of stock warrants and stock options, are not reflected in diluted loss per share because such shares are anti–dilutive. Dilutive impact of potential common shares resulting from common stock equivalents is determined by applying the treasury stock method.	Basic loss per share is calculated by dividing net loss applicable to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated by dividing the net income attributable to common stockholders by the sum of the weighted average number of common shares outstanding plus potential dilutive common shares outstanding during the period. Potential dilutive securities, comprised of the convertible preferred stock, stock warrants and stock options, are not reflected in diluted net loss per share because such shares are anti–dilutive. Dilutive impact of potential common shares resulting from common stock equivalents is determined by applying the treasury stock method.
Fair Value Measurement	Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The carrying values of the Company’s financial instruments such as cash equivalents, accounts receivable, revolving credit facility, accounts payable and accrued liabilities approximate fair values due to the short-term nature of these items. The Company has elected the fair value option for its promissory notes.	Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The carrying values of the Company’s financial instruments such as cash equivalents, accounts receivable, revolving credit facility, accounts payable and accrued liabilities approximate fair values due to the short-term nature of these items. The Company has elected the fair value option for its promissory notes. See Note 4 - Fair Value Measurements for more information.
Income Taxes	The Company accounts for income taxes in accordance with Accounting Standards Codification (“ASC”) 740, Income Taxes (“ASC 740”). ASC 740 prescribes the use of the liability method. Deferred tax assets and liabilities are determined based on the difference between the financial statement carrying amounts and the tax basis of assets and liabilities and are measured using the enacted statutory tax rates in effect at the balance sheet date. The Company records a valuation allowance to reduce its deferred tax assets when uncertainty regarding their realizability exists.	The Company accounts for income taxes in accordance with Accounting Standards Codification (“ASC”) 740, Income Taxes (“ASC 740”). ASC 740 prescribes the use of the liability method. Deferred tax assets and liabilities are determined based on the difference between the financial statement carrying amounts and the tax basis of assets and liabilities and are measured using the enacted statutory tax rates in effect at the balance sheet date. The Company records a valuation allowance to reduce its deferred tax assets when uncertainty regarding their realizability exists.
Equity Method Investments	The Company uses the equity method to account for investments in entities that it does not control, but in which it has the ability to exercise significant influence over operating and financial policies. The Company's proportionate share of the net income or loss of these companies is included in consolidated net earnings. Judgments regarding the level of influence over each equity method investment include consideration of key factors such as the Company's ownership interest, representation on the board of directors or other management body and participation in policy-making decisions.	The Company uses the equity method to account for investments in entities that it does not control, but in which it has the ability to exercise significant influence over operating and financial policies. The Company's proportionate share of the net income or loss of these companies is included in consolidated net earnings. Judgments regarding the level of influence over each equity method investment include consideration of key factors such as the Company's ownership interest, representation on the board of directors or other management body and participation in policy-making decisions.
Segment Reporting	The Company’s operations and its financial performance is evaluated on a consolidated basis by the chief operating decision maker. Accordingly, the Company considers all of its operations to be aggregated in one reportable operating segment.	The Company’s operations and its financial performance is evaluated on a consolidated basis by the chief operating decision maker. Accordingly, the Company considers all of its operations to be aggregated in one reportable operating segment.
Recently Issued Accounting Standards Adopted and under Evaluation
Fair Value - In August 2018, the Financial Accounting Standard Boards (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (ASC 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 removes certain disclosures, modifies certain disclosures and adds additional disclosures. ASU 2018-13 is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2019. The Company adopted this standard effective January 1, 2020. The adoption of ASU 2018-13 did not have a material effect on the condensed consolidated financial statements.

Statement of Cash Flows - In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”). This guidance addresses eight specific cash flow issues with the objective of reducing existing diversity in practice. ASU 2016-15 is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2019. The Company adopted this standard effective January 1, 2020, first day of the Company’s fiscal year using the modified retrospective approach. The adoption of ASU 2016-15 did not have a material effect on the condensed consolidated financial statements.

Recently Issued Accounting Standards under Evaluation
Income Tax - In December 2019, the FASB issued ASU 2019-12, which modifies ASC 740 to simplify the accounting for income taxes. The ASU’s amendments are based on changes that were suggested by stakeholders as part of the FASB’s simplification initiative (i.e., the Board’s effort to reduce the complexity of accounting standards while maintaining or enhancing the helpfulness of information provided to financial statement users). ASU 2019-12 is effective for the Company’s 2021 fiscal year. The Company is currently evaluating the impact of this new standard on its condensed consolidated financial statements.

Financial Instruments - In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). The standard changes the methodology for measuring credit losses on financial instruments and the timing of when such losses are recorded. ASU 2016-13 is effective for the Company’s 2021 fiscal year. Early adoption is permitted. The Company is currently evaluating the impact of this new standard on its condensed consolidated financial statements.
Leases - In February 2016, the FASB issued ASU 2016-02, Leases, which, for operating leases, requires the lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, on its balance sheet. The guidance also requires a lessee to recognize single lease costs, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. This guidance will be effective for the Company in fiscal year 2021 and must be adopted using a modified retrospective transition approach. Early adoption is permitted. The Company is currently evaluating the impact of this new standard on its condensed consolidated financial statements.
In July 2017, the Financial Accounting Standards Boards (“FASB”) issued Accounting Standards Update (“ASU”) 2017-11, Earnings Per Shares (Topic 260), Distinguishing Liabilities from Equity (Topic 480) and Derivatives and Hedging (Topic 815). ASU 2017-11 changes the classification analysis of certain equity-linked financial instruments, such as warrants and embedded conversion features, such that a down round feature is disregarded when assessing whether the instrument is indexed to an entity’s own stock under Subtopic 815-40. As a result, a down round feature no longer requires an instrument to be remeasured at fair value through earnings each period, although all other aspects of the indexation guidance under Subtopic 815-40 continue to apply. ASU 2017-11 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Company adopted this standard, which did not have a material effect on the consolidated financial statements.

Stock Compensation - In May 2017, the FASB issued ASU 2017-09, Compensation -Stock Compensation (Topic 718) (“ASU 2017-09”), which clarifies when changes to the terms or conditions of a share-based payment award must be accounted for as modifications. ASU 2017-09 is effective for the Company’s 2018 fiscal year, although early adoption is permitted. The Company adopted this standard, which did not have a material effect on the consolidated financial statement.

Recently Issued Accounting Standards under Evaluation

Income Tax - In December 2019, the FASB issued ASU 2019-12, which modifies ASC 740 to simplify the accounting for income taxes. The ASU’s amendments are based on changes that were suggested by stakeholders as part of the FASB’s simplification initiative (i.e., the Board’s effort to reduce the complexity of accounting standards while maintaining or enhancing the helpfulness of information provided to financial statement users). ASU 2019-12 is effective for the Company’s 2021 fiscal year. The Company is currently evaluating the impact of this new standard on its consolidated financial statements.

Fair Value - In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (ASC 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 removes certain disclosures, modifies certain disclosures and adds additional disclosures. ASU 2018-13 is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2019. Early adoption is permitted. The Company is currently evaluating the impact of this new standard on its consolidated financial statements.

Statement of Cash Flows - In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”). This guidance addresses eight specific cash flow issues with the objective of reducing existing diversity in practice. ASU 2016-15 is effective for the Company's 2020 fiscal year. The guidance is to be adopted retrospectively unless impracticable upon which the guidance is to be adopted prospectively. Early adoption is permitted. The Company is currently evaluating the impact of this new standard on its consolidated financial statements.
Financial Instruments - In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). The standard changes the methodology for measuring credit losses on financial instruments and the timing of when such losses are recorded. ASU 2016-13 is effective for the Company’s 2021 fiscal year. Early adoption is permitted. The Company is currently evaluating the impact of this new standard on its consolidated financial statements.Leases - In February 2016, the FASB issued ASU 2016-02, Leases, which, for operating leases, requires the lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, on its balance sheet. The guidance also requires a lessee to recognize single lease costs, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. This guidance will be effective for the Company in fiscal year 2021 and must be adopted using a modified retrospective transition approach. Early adoption is permitted. The Company is currently evaluating the impact of this new standard on its consolidated financial statements.